Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 31, 2016
Prospectus Date	Jan. 31, 2016
Turner SMID Cap Growth Opportunities Fund | Investor
Prospectus:
Trading Symbol	TMCGX
Turner SMID Cap Growth Opportunities Fund | Institutional
Prospectus:
Trading Symbol	TMCOX
TURNER MIDCAP GROWTH FUND | Retirement
Prospectus:
Trading Symbol	TMIIX
TURNER MIDCAP GROWTH FUND | Investor
Prospectus:
Trading Symbol	TMGFX
TURNER MIDCAP GROWTH FUND | Institutional
Prospectus:
Trading Symbol	TMGEX
TURNER SMALL CAP GROWTH FUND | Investor
Prospectus:
Trading Symbol	TSCEX
Institutional and Investor Class Prospectus | Turner Medical Sciences Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	TMSEX
Institutional and Investor Class Prospectus | Turner Medical Sciences Long/Short Fund | Investor Class
Prospectus:
Trading Symbol	TMSFX
Institutional and Investor Class Prospectus | Turner Titan Long/Short Fund | Institutional
Prospectus:
Trading Symbol	TSPEX
Institutional and Investor Class Prospectus | Turner Titan Long/Short Fund | Investor
Prospectus:
Trading Symbol	TSPCX
Class C Prospectus | Turner Medical Sciences Long/Short Fund | Class C
Prospectus:
Trading Symbol	TMSCX
Class C Prospectus | Turner Titan Long/Short Fund | Class C Shares
Prospectus:
Trading Symbol	TSCCX